Financial Risk and Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Risk and Fair Value Disclosures
11.	FINANCIAL RISK AND FAIR VALUE DISCLOSURES

(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$18,456,932	$18,153,916
Financial assets at fair value through other comprehensive income	17,209,328	13,774,749
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	104,993,968	110,653,397
Receivables	34,994,933	33,731,393
Refundable deposits	1,992,400	1,643,661
Other financial assets	3,739,224	12,506,177

Total	$181,386,785	$190,463,293

	As of December 31,
Financial Liabilities	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$901,000	$57,163
Financial liabilities measured at amortized cost
Short-term loans	8,515,000	8,408,772
Payables	42,259,798	45,297,553
Bonds payable (current portion included)	30,051,568	50,228,305
Long-term loans (current portion included)	36,476,909	14,331,790
Lease liabilities	6,419,016	6,000,846
Guarantee deposits (current portion included)	42,874,494	40,867,857

Total	$167,497,785	$165,192,286

(2)	Financial risk management objectives and policies
The Company’s risk management objectives are to manage the market risk, credit risk and liquidity risk related to its operating activities. The Company identifies, measures and manages the aforementioned risks based on policy and risk preference.

The Company has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial activities, approval process by the Board of Directors and Audit Committee must be carried out based on related protocols and internal control procedures. The Company complies with its financial risk management policies at all times.

(3)	Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise currency risk, interest rate risk and other price risk (such as equity price risk).
Foreign currency risk
The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the Company’s operating activities (when revenue or expense is denominated in a different currency from the Company’s functional currency) and the Company’s net investments in foreign subsidiaries.
The Company applies natural hedges on the foreign currency risk arising from purchases or sales, and utilizes spot or forward exchange contracts to manage foreign currency risk and the net effect of the risks related to monetary financial assets and liabilities is minor. The notional amounts of the foreign currency contracts are the same as the amount of the hedged items. In principle, the Company does not carry out any forward exchange contracts for uncertain commitments. Furthermore, as net investments in foreign subsidiaries are for strategic purposes, they are not hedged by the Company.
The foreign currency sensitivity analysis of the possible change in foreign exchange rates on the Company’s profit is performed on significant monetary items denominated in foreign currencies as of the end of the reporting period. When NTD strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2023, 2024 and 2025 decreases/increases by NT$620 million, NT$
1,095
 million and NT$
534
 million, respectively. When RMB strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2023, 2024 and 2025 decreases/increases by NT$582 million, NT$615 million and NT$175 million, respectively. When JPY strengthens/weakens against USD by 10%, the profit for the years ended December 31, 2023, 2024 and 2025 decreases/increases by NT$290 million, NT$237 million and NT$206 million, respectively.

Interest rate risk
The Company is exposed to interest rate risk arising from borrowing at floating interest rates. All of the Company’s bonds have fixed interest rates and are measured at amortized cost. As such, changes in interest rates would not affect the future cash flows. On the other hand, as the interest rates of the Company’s short-term and long-term bank loans are floating, changes in interest rates would affect the future cash flows but not the fair value. Please refer to Note 6(11), (13) and (14) for the range of interest rates of the Company’s bonds and bank loans.
At the reporting dates, a change of 10 basis points of interest rate in a reporting period could cause the profit for the years ended December 31, 2023, 2024 and 2025 to decrease/increase by NT$36 million, NT$45 million and NT$23 million, respectively.
Equity price risk
The Company’s listed and unlisted equity securities, investments in convertible bonds and exchange right of the exchangeable bonds issued are susceptible to market price risk arising from uncertainties about future performance of equity markets. The Company’s equity investments are classified as financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income, the investments in convertible bonds which contain the right of conversion to equity instruments are classified as financial assets at fair value through profit or loss, and the exchange right of the exchangeable bonds issued is classified as financial liabilities at fair value through profit or loss as it does not satisfy the definition of an equity component. Please refer to Note 6(2), (3) and (12) for the relevant information.
The sensitivity analysis for the equity instruments is based on the change in fair value as of the reporting date. A change of 5% in the price of the aforementioned financial assets at fair value through profit or loss of listed companies could increase/decrease the Company’s profit for the years ended December 31, 2023, 2024 and 2025 by NT$270 million, NT$261 million and NT$268 million, respectively. A change of 5% in the price of the aforementioned financial assets at fair value through other comprehensive income of listed companies could increase/decrease the Company’s other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025 by NT$722 million, NT$689 million and NT$531 million, respectively.
Please refer to Note 11(7) for sensitivity analysis information of other equity instruments or derivatives that are linked to such equity instruments whose fair value measurement is categorized under Level 3.

(4)	Credit risk management
The Company only trades with approved and creditworthy third parties. Where the Company trades with third parties which have less credit, it will request collateral from them. It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, notes and accounts receivable balances are monitored on an ongoing basis to decrease the Company’s exposure to credit risk.
The Company mitigates the credit risks from financial institutions by limiting its counter parties to only reputable domestic or international financial institutions with good credit standing and spreading its holdings among various financial institutions. The Company’s exposure to credit risk arising from the default of counter-parties is limited to the carrying amount of these instruments.
As of December 31, 2024 and 2025, accounts receivable from the top ten customers represent 66% and 61% of the total accounts receivable of the Company, respectively. The credit concentration risk of other accounts receivable is insignificant.

(5)	Liquidity risk management
The Company’s objectives are to maintain a balance between continuity of funding and flexibility through the use of cash and cash equivalents, bank loans, bonds and lease.
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2024
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$8,683,215	$—	$—	$—	$8,683,215
Payables	42,136,632	—	—	—	42,136,632
Bonds payable (Note A)	340,976	16,675,030	12,146,745	2,118,683	31,281,434
Long-term loans	6,354,561	11,490,087	21,478,391	93,106	39,416,145
Lease liabilities	830,618	1,509,438	1,437,870	4,442,706	8,220,632
Guarantee deposits	921,134	4,571,633	27,522,150	9,859,577	42,874,494

Total	$59,267,136	$34,246,188	$62,585,156	$16,514,072	$172,612,552

Derivative financial liabilities
Forward exchange contracts
Net settlement-outflow	$(1,039)	$—	$—	$—	$(1,039)

	As of December 31, 2025
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$8,589,773	$—	$—	$—	$8,589,773
Payables	45,055,193	—	—	—	45,055,193
Bonds payable (Note A)	17,033,209	25,278,203	7,958,238	2,104,403	52,374,053
Long-term loans (Note B)	3,319,372	8,227,746	3,612,205	24,510	15,183,833
Lease liabilities	805,290	1,470,303	1,434,794	3,970,634	7,681,021
Guarantee deposits	1,061,929	19,143,652	13,847,566	6,814,710	40,867,857

Total	$75,864,766	$54,119,904	$26,852,803	$12,914,257	$169,751,730

Derivative financial liabilities
Forward exchange contracts
Net settlement-outflow	$(2,512)	$—	$—	$—	$(2,512)

Note A: UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into NOVATEK common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. The balances of equity instruments investments measured at fair value through other comprehensive income were NT$5,893 million and NT$4,630 million as of December 31, 2024 and 2025, respectively. Please refer to Note 6(13) for the terms of redemption.
Note B: For the long-term loans with contractual maturity within 2 to 3 years and 4 to 5 years in 2025, the Company made repayments in the amounts of NT$
1,039
million and NT$800 million from January 1 to April 30, 2026.

(6)	Foreign currency risk management
UMC entered into forward exchange contracts for hedging the exchange rate risk arising from the net monetary assets or liabilities denominated in foreign currency. The details of forward exchange contracts entered into by UMC are summarized as follows:
As of December
 31, 2024

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 24 million	December 27, 2024 - January 21, 2025
As of December
 31, 2025

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 22 million	December 8, 2025 –January 23, 2026

(7)	Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Company.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities,
Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable,
Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$606,016	$2	$—	$606,018
Financial assets at fair value through profit or loss, noncurrent	5,703,325	18,800	12,128,789	17,850,914
Financial assets at fair value through other comprehensive income, current	5,893,377	—	—	5,893,377
Financial assets at fair value through other comprehensive income, noncurrent	7,879,553	—	3,436,398	11,315,951
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	1,039	899,961	901,000

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$468,010	$1,859	$98,652	$568,521
Financial assets at fair value through profit or loss, noncurrent	5,838,381	20,600	11,726,414	17,585,395
Financial assets at fair value through other comprehensive income, current	4,630,441	—	—	4,630,441
Financial assets at fair value through other comprehensive income, noncurrent	5,990,762	—	3,153,546	9,144,308
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	2,512	54,651	57,163

Fair values of financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income that are categorized into Level 1 are based on the quoted market prices in active markets. If there is no active market, the Company estimates the fair value by using the valuation techniques (income approach and market approach) in consideration of cash flow forecast, recent fund raising activities, valuation of similar companies, individual company’s development, market conditions and other economic indicators.
If there are restrictions on the sale or transfer of a financial asset, which are a characteristic of the asset, the fair value of the asset will be determined based on similar but unrestricted financial assets’ quoted market price with appropriate discounts for the restrictions. To measure fair values, if the lowest level input that is significant to the fair value measurement is directly or indirectly observable, then the financial assets are classified as Level 2 of the fair value hierarchy, otherwise as Level 3.
During the years ended December 31, 2024 and 2025, there were no
transfers between Level 1 and Level 2 fair value measurements.

Reconciliation for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$3,036,255	$2,786,634	$4,274,896	$—	$153,300	$10,251,085	$3,062,325	$175,063	$3,237,388
Recognized in profit (loss)	(119,584)	187,131	128,617	3,120	4,140	203,424	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	104,499	29,817	134,316
Acquisition	505,538	639,779	1,133,312	51,191	—	2,329,820	64,694	—	64,694
Disposal	(78,234)	(311,066)	(81,371)	—	(96,312)	(566,983)	—	—	—
Return of capital	(83)	—	(12,405)	—	—	(12,488)	—	—	—
Transfer out of Level 3	(377,121)	—	—	—	—	(377,121)	—	—	—
Exchange effect	41,412	101,455	153,398	455	4,332	301,052	—	—	—

As of December 31, 2024	$3,008,183	$3,403,933	$5,596,447	$54,766	$65,460	$12,128,789	$3,231,518	$204,880	$3,436,398

Financial liabilities at fair value through profit or loss
Derivatives
NT$
(In Thousands)
As of January 1, 2024	$1,019,362
Recognized in loss (profit)	(119,401)

As of December 31, 2024	$899,961

	Financial assets at fair value through profit or loss						Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Others	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$3,008,183	$3,403,933	$5,596,447	$54,766	$65,460	$12,128,789	$3,231,518	$204,880	$3,436,398
Recognized in profit (loss)	(38,312)	298,725	(565,008)	194	(2,760)	(307,161)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	—	(270,121)	(2,072)	(272,193)
Acquisition	264,125	281,776	292,459	147,571	9,903	995,834	150,000	—	150,000
Disposal	(10,142)	(66,319)	(372,135)	(103,104)	—	(551,700)	—	—	—
Return of capital	—	—	(19,777)	—	—	(19,777)	(160,659)	—	(160,659)
Transfer out of Level 3	(194,460)	—	—	—	—	(194,460)	—	—	—
Exchange effect	(29,257)	(77,041)	(119,443)	(775)	57	(226,459)	—	—	—

As of December 31, 2025	$3,000,137	$3,841,074	$4,812,543	$98,652	$72,660	$11,825,066	$2,950,738	$202,808	$3,153,546

Financial liabilities at fair value through profit or loss
Derivatives
NT$
(In Thousands)
As of January 1, 2025	$899,961
Recognized in loss (profit)	(845,310)

As of December 31, 2025	$54,651

The total profit (loss) of NT$(1,329) million, NT$128 million and NT$(311) million for the years ended December 31, 2023, 2024 and 2025, were included in profit or loss that is attributable to the change in unrealized gains or losses relating to those financial assets without quoted market prices held at the end of the reporting period.
The total profit (loss) of NT$(581) million, NT$119 million and NT$845 million for the years ended December 31, 2023, 2024 and 2025, were included in profit or loss that is attributable to the change in unrealized gains or losses relating to those financial liabilities without quoted market prices held at the end of the reporting period.
The Company’s policy to recognize the transfer into and out of fair value hierarchy levels is based on the event or changes in circumstances that caused the transfer.

Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follows:

As of December 31, 2024
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$309 million and NT$244 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2024 by NT$239 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Convertible bonds	Binomial tree valuation model	Volatility	54.85%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could increase/decrease the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 0.3 million and NT$ 0.4 million, respectively.
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	28.06%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2024 by NT$ 97 million and NT$ 113 million, respectively.

As of December 31, 2025
Category	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market approach	Discount for lack of marketability	0% - 60%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2025 by NT$337 million and NT$306 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2025 by NT$213 million.

Fund	Net asset value approach	N/A	N/A	N/A	N/A
Embedded derivatives in exchangeable bonds	Binomial tree valuation model	Volatility	25.06%	The higher the volatility, the higher the estimated fair value is determined.	A change of 5% in the volatility could decrease/increase the Company’s profit (loss) for the year ended December 31, 2025 by NT$41 million and NT$31 million, respectively.

b.	Assets and liabilities not recorded at fair value but for which fair value is disclosed:
The fair value of bonds payable is estimated by the market price or using a valuation model. The model uses market-based observable inputs including share price, exchange price, volatility, risk-free interest rates and risk discount rates. The fair value of long-term loans is determined using discounted cash flow model, based on the Company’s current incremental borrowing rates of similar loans.
The fair values of the Company’s cash and cash equivalents, receivables, refundable deposits, other financial assets, short-term loans, payables and guarantee deposits approximate their carrying amount.

As of December 31, 2024
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payable (current portion included)	$30,020,005	$24,409,952	$5,610,053	$—	$30,051,568
Long-term loans (current portion included)	36,476,909	—	36,476,909	—	36,476,909

As of December 31, 2025
		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Bonds payable (current portion included)	$50,253,543	$44,541,910	$5,711,633	$—	$50,228,305
Long-term loans (current portion included)	14,331,790	—	14,331,790	—	14,331,790